UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2488

Dreyfus Premier Equity Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Growth And Income Fund
June 30, 2008 (Unaudited)

Common Stocks--98.1%	Shares	Value ($)

Computers--7.7%
Apple	4,383 a	733,890
Microsoft	36,831	1,013,221
		1,747,111
Consumer Discretionary--12.4%
Amazon.com	2,194 a	160,886
Best Buy	5,307	210,157
DeVry	5,338	286,224
Discovery Holding, Cl. A	7,051 a	154,840
Expedia	8,351 a	153,491
Family Dollar Stores	12,302	245,302
GameStop, Cl. A	5,238 a	211,615
Gap	15,994	266,620
Home Depot	8,986	210,452
Limited Brands	13,032	219,589
Nordstrom	5,564 b	168,589
Omnicom Group	5,565	249,757
Starbucks	7,008 a	110,306
Walt Disney	5,895	183,924
		2,831,752
Consumer Staples--9.3%
Avon Products	8,608	310,060
Dean Foods	9,684 a	190,000
Estee Lauder, Cl. A	4,719	219,198
Kraft Foods, Cl. A	10,820	307,829
Philip Morris International	6,056	299,106
Procter & Gamble	3,368	204,808
Wal-Mart Stores	10,499	590,044
		2,121,045
Energy--10.2%
Chevron	3,253	322,470
Exxon Mobil	8,456	745,227
Halliburton	8,879	471,209
Nabors Industries	5,162 a,b	254,125
Schlumberger	1,180	126,767
Transocean	769 a	117,188
Ultra Petroleum	2,896 a	284,387
		2,321,373
Exchange Traded Funds--1.4%
iShares Russell 1000 Growth Index
Fund	1,870	103,299
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	1,707 b	218,462
		321,761
Financial--7.4%
Assurant	4,824	318,191
Charles Schwab	22,367	459,418
Goldman Sachs Group	631	110,362
Janus Capital Group	8,775	232,274
JPMorgan Chase & Co.	5,527	189,631
Unum Group	18,699	382,395
		1,692,271
Health Care--12.2%
Allergan	4,811	250,413
Covidien	3,739	179,061
Gilead Sciences	7,645 a	404,803
Johnson & Johnson	3,230	207,818
Laboratory Corp. of America
Holdings	3,375 a	235,001
Merck & Co.	5,840	220,110
Pharmaceutical Product Development	12,176	522,350
Thermo Fisher Scientific	8,259 a	460,274
Wyeth	6,359	304,978

		2,784,808
Industrial--7.6%
Boeing	2,288	150,367
Deere & Co.	1,505	108,556
Dover	6,852	331,431
FedEx	1,893	149,149
Flowserve	1,336	182,631
Energy Conversion Devices	861 a	63,404
Precision Castparts	821	79,120
Union Pacific	2,824	213,212
Waste Management	11,931	449,918
		1,727,788
Information Technology--24.5%
Adobe Systems	5,650 a	222,554
Agilent Technologies	15,471 a	549,839
Akamai Technologies	10,728 a,b	373,227
Altera	12,670	262,269
Autodesk	2,430 a	82,158
CA	5,321	122,862
Cisco Systems	19,316 a	449,290
eBay	4,300 a	117,519
Electronic Arts	8,889 a	394,938
EMC	19,752 a	290,157
Google, Cl. A	1,060 a	558,005
Intel	19,112	410,526
KLA-Tencor	3,758	152,988
Marvell Technology Group	11,825 a	208,830
MEMC Electronic Materials	10,041 a	617,923
NVIDIA	10,919 a	204,404
Oracle	12,924 a	271,404
QUALCOMM	4,926	218,567
Visa, Cl. A	675	54,884
		5,562,344
Materials--3.8%
Allegheny Technologies	3,450	204,516
Freeport-McMoRan Copper & Gold	2,460	288,287
Monsanto	1,912	241,753
Potash of Saskatchewan	537	122,742
		857,298
Telecommunication Services--1.6%
Verizon Communications	10,439	369,541
Total Common Stocks
(cost $20,818,573)		22,337,092

Other Investment--1.3%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $293,000)	293,000 [c]	293,000

Investment of Cash Collateral for
Securities Loaned--3.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $814,576)	814,576 [c]	814,576

Total Investments (cost $21,926,149)	103.0%	23,444,668
Liabilities, Less Cash and Receivables	(3.0%)	(683,902)
Net Assets	100.0%	22,760,766

a	Non-income producing security.
b	All or a portion of these securities are on loan. At June 30, 2008, the total market value of the fund's securities on loan is
$785,171 and the total market value of the collateral held by the fund is $814,576.
c	Investment in affiliated money market mutual fund.

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $21,926,149.

Net unrealized appreciation on investments was $1,518,519 of which $2,647,981 related to appreciated investment securities and $1,129,462 related to depreciated investment securities. Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Equity Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)